Short-Term Bank Loans (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-Term Bank Loans [Line Items]
Short term bank loan	$ 6,969,090	$ 4,618,839
Ewatt [Member]
Short-Term Bank Loans [Line Items]
Short term bank loan	4,391,978
Wenzao Huang [Member]
Short-Term Bank Loans [Line Items]
Short term bank loan	$ 368,454